Derivative Instruments (Tables)	3 Months Ended
Mar. 31, 2012
Schedule Of Positions For Commodities Related To Natural Gas Midstream Revenues And Cost Of Midstream Gas Purchased

	Average Volume Per Day		Swap Price		Weighted Average Price		Fair Value at March 31, 2012
					Put	Call
NGL—natural gasoline collar	(gallons	)			(per gallon)
Second quarter 2012 through fourth quarter 2012	54,000				$1.75	$2.02	$(5,706)
Crude oil swap	(barrels	)	(per barrel	)
Second quarter 2012 through fourth quarter 2012	600		$88.62				(2,595)
Natural gas purchase swap	(MMBtu	)	(MMBtu	)
Second quarter 2012 through fourth quarter 2012	4,000		$5.195				(2,940)
Settlements to be paid in subsequent period							(1,047)

Schedule Of Positions For Interest Rate Swap

	Notional Amounts	Swap Interest Rates (1)		Fair Value at March 31, 2012
Term	(in millions)	Pay	Receive
April 2012 – December 2012	$100.0	2.09%	LIBOR	$(1,211)

(1)	References to LIBOR represent the 3-month rate.

Effects of Derivative Activities and Location of Gains and Losses on Statement of Operations

	Location of gain (loss) on derivatives recognized in statement of operations	Three Months Ended March 31,
		2012	2011
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivatives	$(22)	$(382)
Commodity contracts	Derivatives	(4,929)	(19,379)

Total decrease in net income or increase in net loss resulting from derivatives		$(4,951)	$(19,761)

Realized and unrealized derivative impact:
Cash paid for commodity and interest rate contract settlements	Derivatives	$(3,641)	$(4,858)
Unrealized derivative losses	Derivatives	(1,310)	(14,903)

Total decrease in net income or increase in net loss resulting from derivatives		$(4,951)	$(19,761)

Summary Of Fair Value Of Derivative Instruments

		Fair Values as of March 31, 2012		Fair Values as of December 31, 2011
		Derivative	Derivative	Derivative	Derivative
	Balance Sheet Location	Assets	Liabilities	Assets	Liabilities
Derivatives not designated as hedging instruments:
Interest rate contracts	Derivative assets/liabilities—current	$—	$1,211	$—	$1,433
Commodity contracts	Derivative assets/liabilities—current	—	12,288	—	10,609

Total derivatives not designated as hedging instruments		$—	$13,499	$—	$12,042

Total fair value of derivative instruments		$—	$13,499	$—	$12,042